LEASES - Recognition of amounts in the consolidated statements of income (loss) with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Amortization of right-of-use assets	$ 19,717	$ 14,554
Interest expense on lease obligations	2,252	1,997
Variable lease payments not included in the measurement of lease liabilities	137,369	117,317
Expenses relating to short-term leases	3,883	4,926
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 1,105	$ 792